S000090467 [Member] Investment Strategy - iShares Disciplined Volatility Equity Active ETF	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund will, under normal circumstances, invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. The Fund seeks to achieve its investment objective by investing in both equity and fixed-income securities, including money market securities and other short-term securities or instruments that the Fund management team believes may offer attractive risk-adjusted returns. Equity securities include common stock, preferred stock, American Depository Receipts, or securities or other instruments whose price is linked to the value of common stock. The combination of equity securities will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. The Fund may also purchase convertible securities. The Fund may invest in the securities of companies of any market capitalization. The Fund may also invest in Real Estate Investment Trusts.
The Fund seeks to provide risk-adjusted total return while managing volatility levels by using a systematic, quantitative model-based approach. Generally, the Fund seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. Fund management may consider a variety of factors, such as, without limitation, valuation, the relative opportunity for capital appreciation, quality and sentiment.
The Fund may invest in developed and emerging markets, including frontier markets. This flexibility allows Fund management to look for investments in markets around the world that it believes will provide the best relative asset allocation to meet the Fund’s objective. In pursuing its investment objective, the Fund may utilize short positions. The Fund expects to implement short positions through short sales of any instrument that the Fund may purchase for investment or by using options, swaps, futures, forwards, contracts for difference or other derivative instruments.
With respect to the Fund’s fixed-income investments, the Fund may invest in all types of debt securities, including, but not limited to, U.S. and foreign government bonds, corporate bonds and convertible bonds, structured notes, credit-linked notes, loan assignments and participations, mortgage- and asset-backed securities, inflation-linked bonds, and securities issued or guaranteed by certain international organizations such as the World Bank. The Fund may invest in “junk” bonds, corporate loans, bank loans and distressed securities. These securities offer the possibility of relatively higher returns but are significantly riskier than higher rated debt securities. The Fund may invest in debt securities of any maturity or duration.
The Fund may use derivatives, including options, futures, credit default swaps, swaps (including, but not limited to, total return swaps that may be referred to as contracts for difference) and forward contracts both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. Derivatives are financial instruments whose value is derived from another security, a commodity, a currency or an index. The Fund has the ability to use forward currency contracts and other currency derivatives. From time to time, the Fund may own foreign cash equivalents or foreign bank deposits as part of the Fund’s investment strategy. The Fund may also invest in non‑U.S. currencies, however, the Fund may underweight or overweight a currency based on the Fund management team’s outlook. The Fund may invest in indexed and inverse securities.
The Fund may invest a portion of its assets in securities related to real assets (like real estate- or precious metals-related securities) such as stock, bonds or convertible bonds issued by real estate investment trusts or companies that mine precious metals. The Fund may hold a portion of its assets in cash or cash equivalents.